Summary Of Significant Accounting Policies - Summary of intangible assets are amortized on a straight-line basis over their estimated useful lives as follows (Detail)	12 Months Ended
Dec. 31, 2020
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	13 years
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Carrier contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Trademarks | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Trademarks | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Internally developed and acquired computer software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Internally developed and acquired computer software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years